AMERICAN STOCK EXCHANGE®
Equities Options ETFs

03000315

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1255
F 212 306 1448

January 30, 2003 Cert Amx 1-14537

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

RECD S.E.C.
JAN 3 0 2003
1086

PROCESSED
FEB 0 3 2003
THOMSON FINANCIAL

Dear Mr. Johnson:

This is to certify that on January 29, 2003, The American Stock Exchange (the "Exchange") received from Lodgian, Inc., (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Common Stock, par value $.01 per share

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Director
Listing Qualifications Department

cc: Herbert Scholl